August 27, 2009

Jennifer R. Gonzalez

D 202.778.9286
F 202.778.9100
jennifer.gonzalez@klgates.com

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Neuberger Berman Dividend Advantage Fund Inc. File No. 811-21499 Preliminary Proxy Statement

Dear Sir or Madam:

     On behalf of Neuberger Berman Dividend Advantage Fund Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with a special meeting of the stockholders of the Fund (the “Meeting”). The Proxy Statement consists of a notice of special meeting, instructions for signing proxy cards, a proxy statement and form of proxy cards.

The Meeting will be held to consider the following items of business:

1.	To approve a proposal to liquidate and dissolve the Fund, as set forth in the Plan of Liquidation and Dissolution adopted by the Board of Directors of the Fund; and

2.	To consider and act upon any other business that may properly come before the Meeting or any adjournments thereof.

     The Fund seeks to mail its proxy statement on during the second week of September 2009 and, accordingly, would greatly appreciate any comments or confirmation that there are no comments at your earliest convenience. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286 or Arthur C. Delibert at (202) 778-9042.

Sincerely,

/s/ Jennifer R. Gonzalez

Jennifer R. Gonzalez

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